Filed on April 11, 2024
485BXT		File Nos. 333-255394
Allianz Index Advantage Income ADV		811-05618
		Class ID: C000228689

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	13	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	615	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-7494
(Depositor's Telephone Number, including Area Code)

John P. Hite, Senior Counsel, Associate General Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
_____immediately upon filing pursuant to paragraph (b) of Rule 485
__X___on May 1, 2024 pursuant to paragraph (b) of Rule 485
____60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
__X___this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2024

Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable and Index-linked Deferred Annuity Contract

Parts A, B and C were filed in Registrant’s Post-Effective Amendment No. 10 to Form N-4 on December 20, 2023 and are incorporated by reference.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 13 is to delay the effective date of Post-Effective Amendment No. 12, which was filed on March 14, 2024. The Post-Effective Amendment does not amend or delete the currently effective Prospectus, Supplements or Statement of Additional Information or any other part of the Registration Statement except as specifically noted herein. We will make a filing pursuant to Rule 485(b) at a future date which incorporates all staff comments and any required missing information or items.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis and State of Minnesota, on this 11th day of April, 2024.

ALLIANZ LIFE VARIABLE ACCOUNT B
(Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Depositor)
By: /s/ JOHN P. HITE
John P. Hite
Senior Counsel, Associate General Counsel
By: JASMINE M. JIRELE (1)
Jasmine M. Jirele
President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 11th day of April, 2024.
Signature	Title
Jasmine M. Jirele (1)	Director, President & Chief Executive Officer
Andreas G. Wimmer (1)	Director and Board Chair
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer (principal accounting officer)
Howard E. Woolley(1)	Director
Udo Frank(1)	Director
Kevin E. Walker(1)	Director
Walter R. White(1)	Director
Lauren Kathryn Day(1)	Director
Powers of Attorney, incorporated by reference as Exhibit 24(c) from Post-Effective Amendment No. 4 to Registrant’s Form S-1 (File No. 333-264349), electronically filed on October 11, 2023.
By: /s/ John P. Hite
John P. Hite
Senior Counsel, Associate General Counsel